Convertible Redeemable Preferred Stock And Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Stock And Stockholders' Deficit [Abstract]
Summary of Company's Common Stock Reserved for Future Issuance
The Company’s common stock reserved for future issuances are as follows:

	As of December 31,
	2020	2019
Series A	2,000,000	2,000,000
Series B	9,753,798	9,753,798
Series B-1	11,166,941	11,166,941
Stock options outstanding	5,400,426	3,441,798
Preferred stock warrants	2,050,463	2,050,463
Shares available for future grant	1,801,680	4,186,760

Total common stock reserved	32,173,308	32,599,760